ACQUISITION OF WIRELESS MAINGATE Narrative (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended		0 Months Ended
	Mar. 03, 2014	Oct. 16, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 16, 2015
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition		Oct. 16, 2013
Goodwill, Acquired During Period	$ 8,697		$ 8,697	$ 2,061
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition					Jan. 16, 2015
Goodwill, Acquired During Period					46,366
Subsequent Event [Member] | Acquisition of Wireless Maingate [Member]
Subsequent Event [Line Items]
Cash consideration					$ 91,602